Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
Business Segment Information
Selected summarized financial information for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010 is as follows:

	Harland Clarke(1)	Scantron(1)(2)	Faneuil(1)(3)	Corporate and Other(4)	Total
Successor
Product revenues, net:
2012	$1,107.9	$91.8	$6.8	$—	$1,206.5
December 22 to December 31, 2011	23.9	2.4	—	—	26.3
Service revenues, net:
2012	$34.5	$26.3	$147.9	$—	$208.7
December 22 to December 31, 2011	0.4	2.0	2.7	—	5.1
Intersegment revenues:
2012	$0.2	$1.8	$0.3	$(2.3)	$—
December 22 to December 31, 2011	—	—	—	—	—
Operating income (loss):(5)
2012	$214.0	$(26.6)	$8.8	$(18.7)	$177.5
December 22 to December 31, 2011	(0.6)	(1.4)	0.2	(0.3)	(2.1)
Depreciation and amortization (excluding amortization of debt fair value adjustments, original issue discount and deferred financing fees): (6)
2012	$146.2	$17.9	$11.1	$—	$175.2
December 22 to December 31, 2011	4.3	0.6	0.1	—	5.0
Non-cash asset impairment charges:
2012	$0.8	$—	$0.8	$—	$1.6
December 22 to December 31, 2011	—	—	—	—	—
Capital expenditures (excluding capital leases):
2012	$36.9	$6.5	$4.8	$—	$48.2
December 22 to December 31, 2011	—	—	0.1	—	0.1

Predecessor
Product revenues, net:
January 1 to December 21, 2011	$1,092.0	$103.2	$8.6	$—	$1,203.8
2010	1,156.6	110.3	5.9	—	1,272.8
Service revenues, net:
January 1 to December 21, 2011	$28.1	$14.7	$59.9	$—	$102.7
2010	46.5	9.2	60.0	—	115.7
Intersegment revenues:
January 1 to December 21, 2011	$0.1	$0.3	$0.3	$(0.7)	$—
2010	0.3	—	0.4	(0.7)	—
Operating income (loss):(5)
January 1 to December 21, 2011	$242.8	$(130.6)	$9.4	$(14.8)	$106.8
2010	241.2	9.0	13.1	(15.2)	248.1
Depreciation and amortization (excluding amortization of deferred financing fees): (6)
January 1 to December 21, 2011	$89.2	$34.6	$8.5	$—	$132.3
2010	103.5	20.2	5.7	—	129.4
Non-cash asset impairment charges:
January 1 to December 21, 2011	$0.6	$108.3	$2.7	$—	$111.6
2010	3.7	—	—	—	3.7
Capital expenditures (excluding capital leases):
January 1 to December 21, 2011	$39.2	$11.7	$0.7	$—	$51.6
2010	24.3	5.0	1.0	—	30.3

	Harland Clarke(1)	Scantron(1)(2)	Faneuil(1)(3)	Discontinued Operations	Corporate and Other(4)	Total
Total assets:
December 31, 2012	$1,409.4	$184.0	$117.0	$413.2	$862.8	$2,986.4
December 31, 2011(7)	$1,498.5	$173.1	$114.9	$426.7	$890.5	$3,103.7